Related Party Balances and Transactions - Schedule of Remuneration to Senior Management (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Related Party Balances and Transactions [Abstract]
Salaries and other short term employee benefits	$ 2,976,465	$ 383,185	$ 2,742,146	$ 2,229,309
Payments to defined contribution pension schemes	36,000	4,635	36,000	36,000
Total	$ 3,012,465	$ 387,820	$ 2,778,146	$ 2,265,309